UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 43.7%
Federal Farm Credit Bank — 0.7%
5.64% due 04/04/11	$500,000	$506,870
6.00% due 03/07/11	200,000	202,035
6.30% due 12/03/13	500,000	574,095

		1,283,000

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	27,727	30,722
11.00% due 02/01/15	21	21
11.50% due 09/01/19	1,321	1,434

		32,177

Government National Mtg. Assoc. — 42.7%
4.50% due 05/15/18	459,309	488,805
4.50% due 08/15/18	742,112	789,769
4.50% due 09/15/18	2,008,072	2,137,029
4.50% due 10/15/18	1,994,959	2,123,071
4.50% due 09/15/33	3,015,670	3,153,868
4.50% due 02/15/39	112,031	116,465
4.50% due 04/15/39	706,589	734,553
4.50% due 05/15/39	4,455,431	4,631,761
4.50% due 06/15/39	1,591,579	1,654,566
4.50% due 07/15/39	1,465,655	1,523,660
4.50% due 09/15/39	2,618,313	2,721,937
4.50% due 10/15/39	115,037	119,590
4.50% due 02/15/40	5,189,739	5,395,131
4.50% due 04/15/40	59,231	61,797
4.50% due 05/15/40	107,976	112,249
4.50% due 06/15/40	585,572	608,930
4.50% due 08/15/40	4,823,793	5,014,703
4.50% due 09/15/40	597,725	621,381
5.00% due 04/15/18	1,978,261	2,120,757
5.00% due 04/15/33	22,368	23,873
5.00% due 08/15/33	1,092,713	1,167,267
5.00% due 09/15/33	490,673	524,711
5.00% due 10/15/33	348,847	372,923
5.00% due 04/15/34	16,454	17,546
5.00% due 11/15/34	118,625	126,496
5.00% due 02/15/35	11,636	12,397
5.00% due 03/15/35	374,381	398,871
5.00% due 04/15/35	32,848	34,996
5.00% due 05/15/35	929,737	990,554
5.00% due 09/15/35	530,833	566,956
5.00% due 10/15/35	85,034	90,596
5.00% due 12/15/35	49,510	52,749
5.00% due 03/15/36	570,895	609,768
5.00% due 05/15/36	746,377	794,500
5.00% due 06/15/36	482,319	513,416
5.00% due 09/15/36	1,186,404	1,263,829
5.00% due 10/15/36	316,038	336,414
5.00% due 11/15/36	27,719	29,507
5.00% due 12/15/36	192,244	204,640
5.00% due 01/15/37	2,033,629	2,163,796
5.00% due 02/15/37	1,164,491	1,240,530
5.00% due 03/15/37	743,666	791,265
5.00% due 04/15/37	759,483	808,095
5.00% due 08/15/38	6,556,268	6,974,891
5.50% due 11/15/32	5,887	6,397
5.50% due 03/15/33	240,579	261,364
5.50% due 04/15/33	319,761	347,389
5.50% due 05/15/33	697,966	758,466
5.50% due 06/15/33	3,051,317	3,314,955
5.50% due 07/15/33	913,900	992,862
5.50% due 10/15/33	878,654	954,570
5.50% due 12/15/33	179,657	195,179
5.50% due 01/15/34	2,267,205	2,462,385
5.50% due 02/15/34	1,181,575	1,292,151
6.00% due 01/15/28	1,777	1,962
6.00% due 04/15/28	669,614	740,156
6.00% due 10/15/28	3,280	3,622
6.00% due 04/15/29	23,299	25,725
6.00% due 05/15/29	51,666	57,045
6.00% due 06/15/29	18,272	20,174
6.00% due 04/15/31	11,307	12,484
6.00% due 05/15/31	24,888	27,479
6.00% due 11/15/31	135,363	149,454
6.00% due 12/15/31	156,571	172,872
6.00% due 01/15/32	79,493	87,769
6.00% due 02/15/32	17,521	19,360
6.00% due 03/15/32	3,652	4,032
6.00% due 08/15/32	155,676	171,883
6.00% due 11/15/32	16,570	18,295
6.00% due 12/15/32	5,331	5,886
6.00% due 01/15/33	12,989	14,443
6.00% due 02/15/33	21,422	23,820
6.00% due 03/15/33	51,058	56,773
6.00% due 04/15/33	217,117	241,417
6.00% due 07/15/33	129,781	144,307
6.00% due 08/15/33	1,204,042	1,329,557
6.00% due 09/15/33	204,478	227,363
6.00% due 10/15/33	536,521	596,535
6.00% due 11/15/33	81,195	90,282
6.00% due 12/15/33	413,606	459,897
6.00% due 02/15/34	121,922	134,996
6.00% due 05/15/34	13,256	14,737
6.00% due 06/15/34	23,000	25,567
6.00% due 07/15/34	655,166	728,390
6.00% due 08/15/34	91,942	102,217
6.00% due 09/15/34	464,816	516,693
6.00% due 10/15/34	1,586,161	1,763,189
6.00% due 12/15/34	206,523	229,572
6.00% due 06/15/35	67,610	75,113
6.00% due 08/15/35	109,547	122,253
6.50% due 02/15/29	6,841	7,767
6.50% due 05/15/31	10,106	11,474
6.50% due 06/15/31	25,733	29,216
6.50% due 07/15/31	20,884	23,710
6.50% due 08/15/31	35,420	40,213
6.50% due 09/15/31	110,453	125,400
6.50% due 10/15/31	148,585	168,693
6.50% due 11/15/31	6,687	7,592
6.50% due 01/15/32	11,785	13,379
6.50% due 02/15/32	312,961	355,314
7.00% due 07/15/23	13,660	15,583
7.00% due 10/15/23	25,518	29,110
7.00% due 09/15/25	133,475	152,610
7.00% due 03/20/29	11,027	12,663
7.00% due 06/20/29	1,726	1,970
7.00% due 11/20/30	34,747	39,669
7.50% due 04/15/17	7,169	7,997
7.50% due 08/15/23	78,871	90,930
7.50% due 09/15/23	335,044	386,273
9.00% due 12/15/16	27,519	30,933
11.00% due 08/20/15	52	53
11.00% due 09/20/15	167	186
11.50% due 05/20/15	877	884
12.50% due 09/15/14	2,834	2,859
13.00% due 02/15/11	21	21
13.00% due 10/20/14	617	623
13.00% due 11/15/14	190	192
13.50% due 02/15/13	2,784	3,208
15.00% due 02/15/12	244	246
15.00% due 06/15/12	1,712	1,729
15.00% due 09/15/12	196	198
15.50% due 09/15/11	6,687	6,751

		74,809,091

Small Business Administration — 0.3%
6.30% due 06/01/18	524,406	575,034

Total U.S. Government Agencies (cost $73,112,082)		76,699,302

U.S. GOVERNMENT TREASURIES — 27.5%
United States Treasury Bonds — 23.1%
3.88% due 08/15/40	6,000,000	5,526,564
4.50% due 08/15/39	34,000,000	34,913,750

		40,440,314

United States Treasury Notes — 4.4%
1.25% due 10/31/15	2,000,000	1,935,624
1.75% due 07/31/15	1,000,000	996,800
2.63% due 08/15/20	2,000,000	1,896,094
2.63% due 11/15/20	2,000,000	1,886,562
3.13% due 05/15/19	1,000,000	1,010,547

		7,725,627

Total U.S. Government Treasuries (cost $49,158,329)		48,165,941

Total Long-Term Investment Securities (cost $122,270,411)		124,865,243

SHORT-TERM INVESTMENT SECURITIES — 14.3%
U.S. Government Agencies — 14.3%
Federal Home Loan Bank Disc. Notes 0.00% due 01/03/11 (cost $24,999,999)	25,000,000	24,999,999

REPURCHASE AGREEMENT — 14.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $24,893,000)	24,893,000	24,893,000

TOTAL INVESTMENTS (cost $172,163,410)(2)	99.7%	174,758,242
Other assets less liabilities	0.3	581,358

NET ASSETS	100.0%	$175,339,600

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	$—	$1,283,000	$—	$1,283,000
Federal National Mtg. Assoc.	—	32,177	—	32,177
Government National Mtg. Assoc.	—	74,809,091	—	74,809,091
Small Business Administration	—	575,034	—	575,034
U.S. Government Treasuries	—	48,165,941	—	48,165,941
Short-Term Investment Securities
U.S. Government Agencies	—	24,999,999	—	24,999,999
Repurchase Agreement	—	24,893,000	—	24,893,000

Total	$—	$174,758,242	$—	$174,758,242

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 83.8%
Government National Mtg. Assoc. — 83.7%
4.50% due 05/15/18	$918,617	$977,610
4.50% due 08/15/18	482,182	513,147
4.50% due 09/15/18	1,570,462	1,671,316
4.50% due 10/15/18	2,246,561	2,390,833
4.50% due 08/15/33	1,678,700	1,755,629
4.50% due 09/15/33	2,409,343	2,519,755
4.50% due 10/15/38	884,688	920,668
4.50% due 02/15/39	830,690	863,566
4.50% due 05/15/39	31,173,878	32,407,635
4.50% due 06/15/39	5,649,760	5,873,358
4.50% due 09/15/39	343,692	357,294
4.50% due 01/15/40	939,528	976,712
4.50% due 08/15/40	996,496	1,035,934
5.00% due 03/15/18	326,205	349,701
5.00% due 04/15/18	3,111,791	3,335,937
5.00% due 05/15/18	4,843,470	5,192,352
5.00% due 01/15/33	5,559	5,933
5.00% due 05/15/33	7,318	7,828
5.00% due 08/15/33	1,546,109	1,650,142
5.00% due 09/15/33	1,467,317	1,569,987
5.00% due 10/15/33	3,613,150	3,856,273
5.00% due 04/15/34	29,532	31,491
5.00% due 05/15/34	96,357	102,750
5.00% due 11/15/34	405,869	432,799
5.00% due 12/15/34	389,955	415,829
5.00% due 09/15/35	11,791	12,562
5.00% due 10/15/35	74,392	79,258
5.00% due 11/15/35	75,823	80,783
5.00% due 12/15/35	41,763	44,495
5.00% due 02/15/36	96,259	102,720
5.00% due 04/15/36	320,434	341,095
5.00% due 06/15/36	1,037,070	1,103,935
5.00% due 07/15/36	279,500	297,521
5.00% due 08/15/36	18,960	20,183
5.00% due 09/15/36	513,876	547,611
5.00% due 10/15/36	25,028	26,907
5.00% due 11/15/36	154,680	164,653
5.00% due 12/15/36	633,749	674,610
5.00% due 01/15/37	328,722	349,763
5.00% due 02/15/37	614,599	653,938
5.00% due 04/15/37	4,019,735	4,279,465
5.00% due 12/15/37	15,232	16,207
5.00% due 04/15/38	6,687,395	7,114,390
5.00% due 05/15/38	4,393,169	4,674,051
5.00% due 06/15/38	225,133	239,508
5.00% due 08/15/38	519,572	552,747
5.00% due 10/15/38	614,402	653,788
5.00% due 01/15/39	850,266	904,556
5.00% due 02/15/39	1,868,165	1,987,450
5.00% due 03/15/39	3,359,046	3,573,524
5.00% due 04/15/39	1,704,025	1,812,829
5.00% due 08/15/39	1,844,941	1,962,743
5.00% due 09/15/39	83,124	88,431
5.00% due 10/15/39	8,325,955	8,857,574
5.00% due 11/15/39	4,389,052	4,669,297
5.00% due 12/15/39	3,787,461	4,038,809
5.00% due 04/15/40	3,570,106	3,798,060
5.00% due 05/15/40	29,662,715	31,556,705
5.00% due 06/15/40	387,319	412,050
5.50% due 06/15/29	2,965	3,230
5.50% due 01/15/32	26,564	28,868
5.50% due 12/15/32	350,402	380,786
5.50% due 01/15/33	296,373	321,980
5.50% due 02/15/33	814,006	884,336
5.50% due 03/15/33	559,565	607,913
5.50% due 04/15/33	2,920,571	3,172,911
5.50% due 05/15/33	3,645,301	3,963,205
5.50% due 06/15/33	3,834,347	4,165,830
5.50% due 07/15/33	206,444	224,280
5.50% due 08/15/33	1,209,348	1,313,838
5.50% due 09/15/33	199,182	216,391
5.50% due 10/15/33	3,423,260	3,719,034
5.50% due 12/15/33	3,340,256	3,631,922
5.50% due 01/15/34	4,916,420	5,342,918
5.50% due 02/15/34	769,341	840,595
5.50% due 04/15/35	936,538	1,015,992
5.50% due 07/15/35	1,412,611	1,532,455
5.50% due 09/15/35	14,125,160	15,323,520
5.50% due 10/15/35	9,106,029	9,878,572
5.50% due 11/15/35	13,561,054	14,711,556
5.50% due 12/15/35	9,848,592	10,684,308
5.50% due 02/15/36	1,231,066	1,343,972
5.50% due 03/15/36	5,911,986	6,428,408
5.50% due 04/15/36	211,689	229,251
5.50% due 05/15/36	1,671,368	1,814,840
6.00% due 11/15/23	3,186	3,513
6.00% due 01/15/24	4,795	5,291
6.00% due 07/15/28	1,984	2,191
6.00% due 11/15/28	204,741	226,056
6.00% due 12/15/28	158,292	174,772
6.00% due 01/15/29	331,877	366,427
6.00% due 02/15/29	382,633	422,470
6.00% due 03/15/29	334,377	369,187
6.00% due 04/15/29	761,242	840,783
6.00% due 05/15/29	33,699	37,207
6.00% due 06/15/29	341,352	376,980
6.00% due 07/15/29	104,996	115,926
6.00% due 08/15/29	7,846	8,662
6.00% due 10/15/29	96,608	106,665
6.00% due 04/15/31	9,330	10,302
6.00% due 07/15/31	14,218	15,698
6.00% due 10/15/31	53,355	58,909
6.00% due 11/15/31	485,662	536,222
6.00% due 12/15/31	192,304	212,324
6.00% due 01/15/32	346,680	382,773
6.00% due 02/15/32	15,177	16,758
6.00% due 03/15/32	247,642	274,226
6.00% due 07/15/32	52,763	58,256
6.00% due 08/15/32	773,048	853,529
6.00% due 09/15/32	502,265	554,554
6.00% due 10/15/32	101,218	111,756
6.00% due 11/15/32	822	908
6.00% due 12/15/32	29,454	32,521
6.00% due 01/15/33	727,984	809,459
6.00% due 02/15/33	712,057	791,749
6.00% due 03/15/33	661,504	735,539
6.00% due 04/15/33	678,736	754,698
6.00% due 05/15/33	762,077	847,369
6.00% due 06/15/33	501,177	557,269
6.00% due 08/15/33	720,257	799,592
6.00% due 10/15/33	253,857	282,268
6.00% due 11/15/33	797,787	886,919
6.00% due 12/15/33	1,578,292	1,754,934
6.00% due 01/15/34	867,709	964,479
6.00% due 02/15/34	5,592,567	6,238,221
6.00% due 03/15/34	75,374	83,786
6.00% due 04/15/34	1,600,600	1,783,379
6.00% due 05/15/34	111,264	123,737
6.00% due 06/15/34	133,099	148,271
6.00% due 07/15/34	1,621,535	1,808,048
6.00% due 08/15/34	2,318,674	2,566,177
6.00% due 09/15/34	133,418	147,822
6.00% due 10/15/34	339,657	377,565
6.00% due 11/15/34	469,214	521,484
6.00% due 12/15/34	55,121	61,283
6.00% due 01/15/35	51,404	56,912
6.00% due 02/15/35	360,101	399,407
6.00% due 04/15/35	34,633	38,271
6.00% due 05/15/35	6,476	7,260
6.00% due 06/15/35	160,725	177,608
6.00% due 11/15/35	6,937	7,742
6.00% due 12/15/35	742,453	827,321
6.00% due 01/15/36	533,279	588,003
6.00% due 02/15/36	821,641	915,944
6.00% due 03/15/36	325,455	359,109
6.00% due 04/15/36	1,754,554	1,947,677
6.00% due 05/15/36	2,745,531	3,036,028
6.00% due 06/15/36	1,048,601	1,156,131
6.00% due 07/15/36	737,487	813,113
6.00% due 08/15/36	9,246	10,211
6.00% due 09/15/36	63,564	70,552
6.00% due 10/15/36	659,090	727,198
6.00% due 11/15/36	1,020,603	1,125,261
6.00% due 09/15/38	7,722,855	8,502,731
6.50% due 03/15/28	13,153	14,938
6.50% due 08/15/28	24,307	27,597
6.50% due 01/15/29	2,314	2,627
6.50% due 02/15/29	838	951
6.50% due 03/15/29	70,866	80,457
6.50% due 04/15/29	813	924
6.50% due 05/15/29	6,771	7,688
6.50% due 06/15/29	24,755	28,106
6.50% due 07/15/29	1,558	1,769
6.50% due 10/15/29	3,045	3,458
6.50% due 08/15/31	74,665	84,770
6.50% due 09/15/31	10,218	11,601
6.50% due 10/15/31	148,585	168,693
6.50% due 11/15/31	86,833	98,584
6.50% due 12/15/31	90,046	102,232
6.50% due 02/15/32	150,684	171,077
6.50% due 05/15/32	566,862	643,578
6.50% due 06/15/32	61,365	69,670
7.00% due 03/15/23	15,081	17,204
7.00% due 01/20/24	401	456
7.00% due 03/20/24	376	427
7.00% due 07/20/25	1,380	1,571
7.00% due 09/15/25	57,965	66,275
7.00% due 01/20/29	23,561	26,888
7.00% due 02/20/29	3,930	4,485
7.00% due 06/20/29	8,559	9,767
7.00% due 07/20/29	30,324	34,606
7.00% due 09/20/29	2,904	3,315
7.00% due 10/20/29	5,664	6,463
7.00% due 11/20/29	1,965	2,243
7.00% due 03/20/30	3,185	3,636
7.00% due 06/20/30	3,122	3,564
7.00% due 08/20/30	8,874	10,131
7.00% due 09/20/30	12,979	14,818
7.00% due 10/20/30	14,975	17,096
8.00% due 11/15/26	74,775	88,174
8.00% due 12/15/29	8,488	9,418
8.00% due 04/15/30	24,474	28,962
8.00% due 05/15/30	1,306	1,544
8.00% due 08/15/30	27,623	32,663
8.50% due 03/15/17	9,381	10,686
8.50% due 05/15/21	5,742	5,789
8.50% due 12/15/22	25,299	29,974
8.50% due 01/15/23	89,015	106,027
8.50% due 09/15/24	13,279	15,839
9.00% due 07/15/16	21,687	24,378
9.00% due 10/15/16	3,796	3,821

		298,771,941

Small Business Administration — 0.1%
6.30% due 06/01/18	174,802	191,678

Total U.S. Government Agencies (cost $285,136,336)		298,963,619

U.S. GOVERNMENT TREASURIES — 14.3%
United States Treasury Bonds — 2.6%
4.50% due 08/15/39	9,000,000	9,241,875

United States Treasury Notes — 11.7%
1.25% due 10/31/15	4,000,000	3,871,248
1.75% due 07/31/15	3,000,000	2,990,400
2.63% due 08/15/20	23,000,000	21,805,081
2.63% due 11/15/20	14,000,000	13,205,934

		41,872,663

Total U.S. Government Treasuries (cost $52,727,270)		51,114,538

Total Long-Term Investment Securities (cost $337,863,606)		350,078,157

REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $6,504,000)	6,504,000	6,504,000

TOTAL INVESTMENTS (cost $344,367,606) (2)	99.9%	356,582,157
Other assets less liabilities	0.1	313,775

NET ASSETS	100.0%	$356,895,932

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies
Government National Mtg. Assoc.	$—	$298,771,941	$—	$298,771,941
Small Business Administration	—	191,678	—	191,678
U.S. Government Treasuries	—	51,114,538	—	51,114,538
Repurchase Agreement	—	6,504,000	—	6,504,000

Total	$—	$356,582,157	$—	$356,582,157

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2010 — (unaudited)

Security Description	Shares/Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/16*	$500,000	$488,291
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*	1,000,000	959,901
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.68% due 04/24/49*	1,800,000	1,758,959
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*	500,000	504,644
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	495,078
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(1)	2,000,000	2,036,230
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,500,000	1,680,426
Citigroup Mortgage Loan Trust, Inc. FRS Series 2007-AMC1, Class A2A 0.31% due 12/25/36	1,156,642	1,057,399
Commercial Mtg. Pass Through Certs. FRS Series 2006-CN2A, Class A2FL 0.49% due 02/05/19*(1)	1,575,000	1,523,729
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class AM 5.80% due 06/10/46(1)	1,000,000	1,040,893
Credit Suisse Mortgage Capital Certs., Series 2007-1, Class 5A13 6.00% due 02/25/37	636,783	549,766
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	391,000	401,264
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	250,000	245,803
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*	1,000,000	984,755
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39	1,000,000	985,287
JP Morgan Mtg. Acquisition Corp. FRS Series 2006-CH2, Class AV3 0.36% due 10/25/36	1,500,000	1,225,855
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	1,500,000	1,440,472
Long Beach Mortgage Loan Trust FRS Series 2005, Class WL1 0.96% due 06/25/35	2,000,000	492,354
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	500,000	494,130
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	1,000,000	941,414
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42	200,000	184,260
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	1,400,000	1,333,663
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	500,000	491,309
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.81% due 08/12/45*	1,500,000	1,490,536
Saxon Asset Securities Trust FRS Series2004-1, Class M1 1.06% due 03/25/35	1,641,084	1,343,048
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	184,618	183,251
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	379,500	388,988
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.34% due 06/25/37	691,577	621,419

Total Asset Backed Securities (cost $24,279,190)		25,343,124

CONVERTIBLE BONDS & NOTES — 0.1%
Telecom Services — 0.1%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(4)(5)(6) (cost $312,925)	297,000	302,940

U.S. CORPORATE BONDS & NOTES — 45.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	341,000	367,854

Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,220,000	748,775
Visant Corp. Senior Notes 10.00% due 10/01/17*	450,000	478,125

		1,226,900

Aerospace/Defense — 0.3%
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	602,000	562,440
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	1,002,000	1,042,080

		1,604,520

Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	800,000	826,000

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	51,000	52,225

Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	403,572	427,786
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,185,000	1,290,169
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	800,000	902,000

		2,619,955

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	474,000	489,405

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,230,000	1,322,250

Auto/Truck Parts & Equipment-Original — 0.7%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	1,250,000	1,325,000
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	2,155,000	2,343,562

		3,668,562

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(2)(3)	225,000	0

Banks-Commercial — 0.8%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	280,000	253,581
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,560,714	1,564,616
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	593,000	635,870
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	355,000	358,344
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	213,000	224,266
KeyBank NA Sub. Notes 7.41% due 10/15/27	128,000	141,931
Regions Bank
Sub. Notes 7.50% due 05/15/18	224,000	230,720
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	222,000	217,283
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	170,000	172,478
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	402,000	446,005

		4,245,094

Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.30% due 06/15/37	919,000	689,642

Banks-Super Regional — 1.1%
BAC Capital Trust XIII FRS Limited Guar. Notes 0.70% due 03/15/12(7)	1,070,000	664,818
BAC Capital Trust XV FRS Limited Guar. Notes 1.10% due 06/15/37	250,000	155,339
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	166,203
JP Morgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	213,000	232,960
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	390,000	290,619
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	205,000	215,285
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	38,000	35,973
USB Capital IX FRS Limited Guar. Notes 6.19% due 04/15/11(7)	111,000	85,470
Wachovia Capital Trust III FRS Limited Guar. Notes 5.80% due 03/15/11(7)	3,165,000	2,745,637
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	410,000	376,283
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	470,000	453,400
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	235,000	247,925
Wells Fargo Bank NA FRS Sub. Notes 0.49% due 05/16/16	350,000	323,590

		5,993,502

Broadcast Services/Program — 0.5%
Clear Channel Communications, Inc. Company Guar. Notes
10.75% due 08/01/16	895,000	801,025
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	865,000	877,975

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	1,250,000	1,328,125

		3,007,125

Building Products-Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	675,000	695,594
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	117,000	115,667

		811,261

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,238,000	1,176,100

Building-Residential/Commercial — 1.0%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	800,000	760,000
K. Hovnanian Enterprises, Inc. Senior Notes 10.63% due 10/15/16	725,000	743,125
KB Home Company Guar. Notes 9.10% due 09/15/17	850,000	901,000
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18	850,000	807,500
M/I Homes Inc Senior Notes 8.63% due 11/15/18*	755,000	762,550
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	775,000	775,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	1,000,000	1,000,000

		5,749,175

Cable/Satellite TV — 1.2%
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,030,000	1,153,117
COX Communications, Inc. Notes 7.13% due 10/01/12	211,000	231,408
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,025,000	1,158,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	195,000	201,581
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	195,000	216,206
Echostar DBS Corp. Company Guar. Notes
7.13% due 02/01/16	225,000	232,313
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	912,000	969,000
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	2,150,000	2,289,750
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	312,000	348,129

		6,799,754

Capacitors — 0.2%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	1,075,000	1,182,500

Casino Hotels — 1.0%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(8)	946,489	875,502
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	425,000	372,598
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,300,000	1,462,500
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	832,000	827,008
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	1,055,000	1,213,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	968,000	993,410

		5,744,268

Casino Services — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,045,000	694,925

Cellular Telecom — 0.2%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	1,125,000	1,126,406

Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	232,000	222,824
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	420,000	402,317
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	64,000	60,756
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	282,000	262,598
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	129,000	126,578
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	448,000	520,573
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	540,000	577,800

Union Carbide Corp. Senior Notes 7.75% due 10/01/96	150,000	143,250

		2,316,696

Chemicals-Plastics — 0.5%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	2,710,000	2,896,312

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	190,000	187,002
Ferro Corp. Senior Notes 7.88% due 08/15/18	1,075,000	1,134,125
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	1,400,000	1,512,000

		2,833,127

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	500,000	558,750

Coal — 0.6%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	675,000	729,000
Foresight Energy LLC / Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,350,000	1,437,750
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,099,000	1,118,232

		3,284,982

Commercial Services — 0.3%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	1,850,000	1,831,500

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	195,000	192,645

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	234,000	248,326
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,188,000	1,277,100
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	375,000	433,029

		1,958,455

Computers-Memory Devices — 0.2%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	1,065,000	1,054,350

Consumer Products-Misc. — 0.4%
American Achievement Corp. Senior Notes 10.88% due 04/15/16*	1,170,000	1,199,250
Reynolds Group Issuer, Inc. Senior Notes 9.00% due 04/15/19*	1,253,000	1,298,421

		2,497,671

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	260,000	251,550
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	700,000	752,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	935,000	927,987

		1,932,037

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	475,000	503,500
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	360,000	360,900
Berry Plastics Corp. Senior Sec. Notes 9.75% due 01/15/21*	340,000	336,600
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	750,000	818,437

		2,019,437

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	1,050,000	1,110,375

Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	425,000	412,796

Decision Support Software — 0.3%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	1,972,000	1,784,660

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	1,050,000	1,039,500

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,350,000	1,458,000
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,425,000	1,346,625

		2,804,625

Diversified Banking Institutions — 1.8%
Bank of America Corp.
Sub. Notes 5.42% due 03/15/17	13,000	12,882

Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(7)	995,000	1,002,761
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(7)	1,305,000	1,315,179
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	110,000	114,676
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	938,000	970,340
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	170,000	185,765
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	190,000	177,868
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,825,000	1,929,937
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	204,000	215,717
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	221,000	239,759
JP Morgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/77	105,000	80,970
JP Morgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	451,000	449,788
JP Morgan Chase & Co. Senior Notes 4.25% due 10/15/20	1,224,000	1,195,420
JP Morgan Chase & Co. Sub. Notes 6.13% due 06/27/17	445,000	488,225
JP Morgan Chase & Co. FRS Jr. Sub. Notes 7.90% due 04/30/18(7)	200,000	212,598
Morgan Stanley Sub. Notes 4.75% due 04/01/14	289,000	295,944
Morgan Stanley Senior Notes 5.55% due 04/27/17	770,000	802,186
Morgan Stanley Senior Notes 5.95% due 12/28/17	263,000	278,265
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	117,000	117,742

		10,086,022

Diversified Financial Services — 0.9%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 10/30/15	2,700,000	2,808,000
General Electric Capital Corp. Senior Notes
2.25% due 11/09/15	454,000	436,455
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	504,000	523,177
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	881,000	928,654
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	279,000	315,861

		5,012,147

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	190,000	205,218

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	236,000	237,180

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	430,000	411,754

Electric-Generation — 1.3%
AES Corp. Senior Notes 8.00% due 10/15/17	1,120,000	1,184,400
AES Corp. Senior Notes 8.00% due 06/01/20	1,000,000	1,060,000
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	384,000	367,511
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,275,000	1,010,438
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,200,000	867,000
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	416,070	393,186
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	399,157	403,148
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	482,792	521,415
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	575,000	613,813
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	550,186	570,664

		6,991,575

Electric-Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes
6.30% due 04/01/20	308,000	298,895
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	415,000	474,283
Cleco Power LLC Senior Notes 6.00% due 12/01/40	224,000	218,785

Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	152,000	149,644
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	525,000	577,912
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	127,000	122,296
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	576,000	548,790
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	165,000	166,681
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	465,000	465,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	463,314	498,063
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	80,000	85,431
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	1,550,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	160,000	181,254
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	1,830,000	1,033,950

		4,820,984

Electronic Components-Misc. — 0.4%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	537,000	527,603
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	615,000	690,337
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	948,000	1,073,610

		2,291,550

Electronic Components-Semiconductors — 0.5%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	213,000	211,549
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	213,000	207,344
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(9)	625,000	653,125
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	725,000	797,500
Freescale Semiconductor, Inc.
Senior Sec. Notes 10.13% due 03/15/18*	600,000	675,000
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	178,000	181,289

		2,725,807

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	328,000	363,539

Energy-Alternate Sources — 0.2%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	1,250,000	1,367,187

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	1,200,000	1,254,000

Filtration/Separation Products — 0.0%
Polypore International, Inc. Senior Notes 7.50% due 11/15/17*	235,000	239,700

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	945,000	1,188,752

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	377,000	390,685

Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	132,000	132,000

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	360,000	353,846
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(5)(7)(10)	222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(10)	280,000	28
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(10)	361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	400,000	412,124
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	456,000	482,116

		1,248,172

Finance-Other Services — 0.2%
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	1,284,000	1,264,740

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/36*	925,000	661,375

Firearms & Ammunition — 0.3%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	1,325,000	1,391,250

Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	591,000	662,292

Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	226,000	251,803

Funeral Services & Related Items — 0.5%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,750,000	1,760,937
Service Corp. International Senior Notes 8.00% due 11/15/21	1,125,000	1,181,250

		2,942,187

Gambling (Non-Hotel) — 0.4%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,816,000	1,791,030
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,216,000	608,000

		2,399,030

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	277,000	270,075

Gas-Transportation — 0.5%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,680,000	2,512,500

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	990,000	1,051,875

Home Furnishings — 0.2%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	1,128,000	1,198,500

Independent Power Producers — 1.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,255,000	1,270,687
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	4,203,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,720,000	1,616,800
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	950,000	944,063
NGC Corp. Capital Trust I Company Guar. Bonds
8.32% due 06/01/27	1,090,000	436,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	345,000	353,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	1,175,000	1,204,375

		5,825,550

Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	227,000	238,261
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	284,000	299,751
Protective Life Corp. Senior Notes 8.45% due 10/15/39	540,000	580,330
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	370,000	361,842

		1,480,184

Insurance-Multi-line — 0.7%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	234,000	228,630
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	187,000	194,051
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/18	2,075,000	2,204,688
MetLife, Inc. Senior Notes 6.75% due 06/01/16	230,000	266,791
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	460,000	471,470
Nationwide Mutual Insurance Co. Senior Notes 9.38% due 08/15/39*	346,000	401,298

		3,766,928

Insurance-Mutual — 0.6%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	195,000	202,820
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	274,000	242,751
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/37*	727,000	716,095
Liberty Mutual Group, Inc. FRS Company Guar. Bonds 10.75% due 06/15/38*	2,015,000	2,438,150

		3,599,816

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	672,000	735,840

Machinery-Farming — 0.2%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	950,000	1,037,875

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	725,000	743,125

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	223,000	220,989

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	295,000	357,176
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	775,000	796,313

		1,153,489

Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,140,000	1,236,900

Medical-Drugs — 0.1%
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	144,000	143,104
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	258,000	301,495

		444,599

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	336,000	378,293
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	325,000	327,754

		706,047

Medical-Hospitals — 1.6%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,350,000	1,431,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,375,000	1,888,125
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	2,100,000	2,299,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,895,000	1,895,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	500,000	507,500
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	1,100,000	1,171,500

		9,192,625

Metal-Iron — 0.1%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*	275,000	286,000

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	500,000	525,000

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	1,275,000	1,192,125

Multimedia — 0.5%
Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(2)(3)	461,095	446,686
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	180,000	198,764
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	375,000	366,359
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	480,000	479,951
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	349,000	370,625
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	495,000	519,743
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	409,000	460,356

		2,842,484

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	875,000	938,438

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(4)(11)	500,000	0

Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	370,000	407,000
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	113,000	119,639
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	700,000	774,375
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	267,000	281,386

		1,582,400

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	257,000	266,638

Oil Companies-Exploration & Production — 2.2%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	460,000	446,200
Apache Corp. Senior Notes 3.63% due 02/01/21	185,000	178,532
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	150,000	143,250
Carrizo Oil & Gas, Inc. Senior Notes 8.63% due 10/15/18*	950,000	978,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	2,056,000	2,091,980
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	140,000	142,100
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	700,000	789,250
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	225,000	250,875
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	720,000	799,200
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	360,000	354,068
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	995,000	1,027,337
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	550,000	567,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	312,000	339,138
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	1,500,000	1,616,250
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	307,000	320,817
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	540,000	592,935
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	600,000	670,500
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	900,000	945,000
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	125,000	128,906

		12,382,713

Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/41	162,000	160,823
Hess Corp. Senior Notes 7.88% due 10/01/29	691,000	867,219

		1,028,042

Oil Refining & Marketing — 0.3%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	389,000	371,166
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	1,075,000	1,161,000

		1,532,166

Oil-Field Services — 0.5%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	875,000	971,250
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	745,000	741,275
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	990,000	1,017,225

		2,729,750

Paper & Related Products — 0.7%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(2)(3)(9)	200,821	188,270
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	255,000	252,113
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	365,000	388,725
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	277,000	312,664
Mercer International, Inc. Senior Notes 9.50% due 12/01/17*	255,000	262,013
Verso Paper Holdings LLC / Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	200,000	206,000
Verso Paper Holdings LLC / Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	500,000	548,750
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,675,000	1,766,349

		3,924,884

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	734,000	748,680

Physicians Practice Management — 0.3%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	1,250,000	1,540,625

Pipelines — 1.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	685,000	705,550

Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	315,000	321,300
El Paso Corp. Senior Notes 6.50% due 09/15/20*	150,000	150,750
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	225,000	264,648
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 4.10% due 11/15/15	190,000	187,625
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	541,000	567,612
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	1,225,000	1,261,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	915,000	910,425
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	390,000	390,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	550,000	580,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	210,000	227,325
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	370,000	404,681
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	288,000	322,495
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	525,000	531,563
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	240,000	231,990
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	650,000	656,500

		7,714,464

Poultry — 0.2%
Pilgrim’s Pride Corp. Company Guar. Notes 7.88% due 12/15/18*	1,250,000	1,243,750

Printing-Commercial — 0.2%
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	1,137,000	1,189,586

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	975,000	1,006,688

Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	111,000	110,720
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,125,000	1,203,750
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	95,000	100,749
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	850,000	877,625

		2,292,844

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,297,000	1,160,930
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	246,000	234,611

		1,395,541

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)	3,285,000	14,783

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	975,000	1,050,562
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	1,000,000	1,037,500
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	1,230,000	1,291,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,100,000	1,119,250

		4,498,812

Retail-Apparel/Shoe — 0.5%
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	1,150,000	1,198,875
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	847,000	791,945
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	100,000	105,500
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	365,000	417,012

		2,513,332

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	332,000	365,103
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	215,000	213,211
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	600,000	623,250
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	425,000	442,000

		1,643,564

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	505,000	492,375
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18*	281,000	283,108
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	725,000	755,812

		1,531,295

Retail-Regional Department Stores — 0.4%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	421,000	412,580
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	450,000	445,500
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	400,000	393,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.45% due 10/15/16	679,000	745,202

		1,996,282

Retail-Restaurants — 0.5%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	350,000	384,125
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	1,150,000	1,219,000
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	575,000	613,812
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	600,000	651,000

		2,867,937

Retail-Toy Stores — 0.3%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	1,625,000	1,746,875

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(4)(11)	100,000	0

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	210,000	203,700

Seismic Data Collection — 0.2%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	1,115,000	1,070,400

Special Purpose Entities — 0.4%
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	1,150,000	1,230,500
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(7)	224,000	161,840
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	383,000	364,941
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(9)	681,081	619,784

		2,377,065

Steel-Producers — 0.5%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,422,000	1,489,545
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	340,000	344,250
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	975,000	1,026,187

		2,859,982

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	520,000	538,200

Telecom Services — 0.6%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	42,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	225,000	192,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	375,000	320,625
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	75,000	80,812
PAETEC Escrow Corp. Senior Notes 9.88% due 12/01/18*	350,000	359,625
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,550,000	1,654,625
Qwest Corp. Senior Notes 8.88% due 03/15/12	839,000	907,169

		3,557,981

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 6.15% due 12/15/40	425,000	434,970

Telephone-Integrated — 1.4%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	750,000	742,500
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	675,000	648,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,050,000	1,152,375
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18	1,025,000	984,000
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	1,175,000	1,263,125
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,500,000	1,312,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,500,000	1,515,000
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	250,000	264,042

		7,881,542

Television — 0.2%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	215,000	207,104
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(9)	857,114	925,683
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(2)(3)	380,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(3)	1,075,000	0

		1,132,787

Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	204,000	204,806

Transport-Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	100,578	97,561
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,196,271	1,139,448
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	37,330	32,103
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	349,309	339,704
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	552,559	541,507

		2,150,323

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	195,000	193,144

Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.70% due 10/30/20	426,000	402,410

Transport-Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	699,000	737,445
Ryder System, Inc. Notes 3.60% due 03/01/16	137,000	136,581

		874,026

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,510,000	1,577,950

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	600,000	621,000

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	360,000	356,856
Motorola, Inc. Senior Notes 6.50% due 09/01/25	441,000	453,528

		810,384

Total U.S. Corporate Bonds & Notes (cost $251,724,917)		253,707,575

FOREIGN CORPORATE BONDS & NOTES — 8.9%
Banks-Commercial — 1.1%
Akbank TAS Senior Notes 5.13% due 07/22/15*	530,000	535,300
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	710,000	739,252
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	630,000	628,583
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*	350,000	339,500
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*	1,000,000	958,221

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	396,000	352,440
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	185,000	189,773
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	180,000	170,100
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	195,000	204,418
Groupe BPCE FRS Notes 3.80% due 03/30/11(7)	141,000	91,375
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*	525,000	518,860
ING Bank NV Senior Notes 2.00% due 10/18/13*	269,000	265,791
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	184,000	195,684
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	281,000	271,894
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(7)	1,050,000	630,000

		6,091,191

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	450,000	414,014

Building & Construction Products-Misc. — 0.3%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	320,000	362,400
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	720,000	824,400
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	550,000	628,375

		1,815,175

Building Products-Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	540,000	569,700

Cellular Telecom — 0.0%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	142,000	136,288

Chemicals-Diversified — 0.2%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	950,000	1,031,159

Chemicals-Plastics — 0.3%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,325,000	1,427,687

Coal — 0.1%
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	590,000	665,962

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	1,100,000	1,113,750

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*	525,000	551,441

Diversified Banking Institutions — 0.1%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(7)	239,000	204,943
Natixis FRS Sub. Notes 0.54% due 01/15/19	150,000	128,078

		333,021

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	239,000	279,009

Electric-Generation — 0.1%
AES Andres Dominicana / Itabo Dominicana Company Guar. Notes 9.50% due 11/12/20*	540,000	561,600

Electric-Integrated — 0.2%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*	1,000,000	935,264

Finance-Other Services — 0.2%
Ukreximbank Via Biz Finance PLC Senior Notes 8.38% due 04/27/15	480,000	493,200
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	450,000	465,750

		958,950

Forestry — 0.1%
China Forestry Holdings, Ltd. Company Guar. Notes 7.75% due 11/17/15*	520,000	520,274
Sino-Forest Corp. Company Guar. Notes 6.25% due 10/21/17*	250,000	249,780

		770,054

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	1,176,000	1,125,002

Import/Export — 0.2%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	690,000	714,150
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	630,000	668,462

		1,382,612

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(3)(14)(12)	725,000	0

Insurance-Multi-line — 0.6%
Aegon NV FRS Sub. Notes 2.63% due 07/15/14(7)	111,000	68,054
Catlin Insurance Co., Ltd. FRS Notes 7.25% due 01/19/17*(7)	3,117,000	2,727,375
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	488,000	502,834
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	318,000	320,152

		3,618,415

Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	229,000	244,115

Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20*	625,000	648,438

Metal-Diversified — 0.1%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	308,000	329,916

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	297,000	306,938

Oil Companies-Exploration & Production — 0.7%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	700,000	735,840
Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17	843,798	696,134
Gazprom Via Gaz Capital SA Senior Notes 9.25% due 04/23/19	540,000	663,552
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	540,000	535,275
Nexen, Inc. Senior Notes 5.88% due 03/10/35	256,000	238,038
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,805,000	1,274,781

		4,143,620

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	387,000	386,734
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	350,000	361,021
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	552,000	668,792
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	350,000	341,903

		1,758,450

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	475,000	555,750

Petrochemicals — 0.1%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	620,000	640,150

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/17(7)	272,000	268,583

Real Estate Operations & Development — 0.2%
Atlantic Finance, Ltd. Company Guar. Notes 8.75% due 05/27/14	240,000	259,200
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	855,000	937,251

		1,196,451

Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(13)	2,430,000	2,502,900
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,185,000	1,217,587

		3,720,487

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,100,000	1,160,500

Sovereign — 0.2%
Brazilian Government International Bond Senior Notes 4.88% due 01/22/21	1,150,000	1,173,000

Special Purpose Entities — 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*	940,000	956,724
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	405,000	460,315
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(10)(12)	1,330,000	3,325
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(7)	1,325,000	1,152,750
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(7)	373,000	370,669

Vnesheconombank Via VEB Finance, Ltd. Bank Guar. Notes 5.45% due 11/22/17*		520,000	497,991

			3,441,774

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*		610,000	609,138
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		1,000,000	953,017

			1,562,155

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28		181,000	203,769

Telecom Services — 0.2%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*		1,370,000	1,393,975

Telephone-Integrated — 0.4%
Axtel SAB de CV Company Guar. Notes 9.00% due 09/22/19		540,000	513,000
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		621,000	635,816
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13		180,000	176,822
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20		152,000	146,337
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		197,000	213,412
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*		600,000	577,500

			2,262,887

Transport-Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17*		540,000	527,856

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	398,053

Transport-Services — 0.1%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*		397,000	381,675

Total Foreign Corporate Bonds & Notes (cost $50,634,085)			50,098,836

FOREIGN GOVERNMENT AGENCIES — 26.8%
Sovereign — 26.8%
Dominican Republic Senior Bonds
7.50% due 05/06/21*		540,000	581,850
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		3,810,000	3,781,425
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		1,470,000	1,752,975
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,091,667	1,277,250
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,695,000	2,258,587
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,820,000	2,502,500
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	2,500,000	1,564,006
Federal Republic of Brazil Senior Bonds 12.50% due 01/05/22	BRL	1,700,000	1,216,114
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	675,000	1,029,897
Government of Australia Bonds 5.75% due 06/15/11	AUD	4,150,000	4,263,764
Government of Bermuda Senior Notes 5.60% due 07/20/20*		340,000	353,567
Government of Canada Bonds 1.25% due 06/01/11	CAD	2,990,000	3,008,734
Government of Canada Bonds 4.25% due 06/01/18	CAD	4,798,000	5,274,615
Government of Canada Bonds 5.75% due 06/01/29	CAD	2,220,000	2,915,628
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	220,000	323,138
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	257,200,000	3,356,487
Government of Poland Bonds 5.00% due 10/24/13	PLN	4,250,000	1,439,136
Government of Poland Bonds 6.38% due 07/15/19		806,000	902,889
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		640,000	651,864
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	23,300,000	4,199,339
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	31,345,000	5,816,744
Kingdom of Sweden
Bonds 4.25% due 03/12/19	SEK	28,800,000	4,604,557
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	31,810,000	5,100,459

Kingdom of the Netherlands Bonds 3.50% due 07/15/20	EUR	2,970,000	4,077,953
Mexican Bonos Bonds 8.00% due 06/11/20	MXN	27,300,000	2,367,474
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	3,148,000	3,252,227
Government of Poland Bonds 5.50% due 04/25/15	PLN	3,510,000	1,193,181
Republic of Argentina Notes 2.50% due 12/31/38(13)		3,044,761	1,362,531
Republic of Argentina Senior Bonds 7.00% due 10/03/15		2,070,000	1,992,375
Republic of Argentina Senior Bonds 8.28% due 12/31/33		2,850,384	2,643,731
Republic of Colombia Senior Bonds 6.13% due 01/18/41		1,110,000	1,137,750
Republic of Colombia Bonds 7.38% due 09/18/37		1,870,000	2,215,950
Republic of Colombia Senior Bonds 8.13% due 05/21/24		360,000	454,500
Republic of Ivory Coast Bonds 2.50% due 12/31/32(21)		1,140,000	501,600
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		420,000	466,200
Republic of Hungary Bonds 5.50% due 02/12/14	HUF	260,000,000	1,173,934
Republic of Hungary Senior Notes 6.25% due 01/29/20		1,230,000	1,190,095
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	250,000,000	1,134,393
Republic of Hungary Bonds 8.00% due 02/12/15	HUF	240,000,000	1,159,950
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		2,226,000	2,432,001
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		620,000	812,200
Republic of Indonesia Senior Notes 11.63% due 03/04/19		800,000	1,186,000
Republic of Peru Senior Bonds 5.63% due 11/18/50		1,060,000	980,500
Republic of Peru Senior Bonds 6.55% due 03/14/37		820,000	897,900
Republic of Peru Senior Bonds 7.35% due 07/21/25		1,826,000	2,221,329
Republic of Peru Bonds 7.84% due 08/12/20	PEN	4,646,000	1,888,366
Republic of Peru Senior Bonds 8.75% due 11/21/33		720,000	988,200
Republic of South Africa Senior Notes 5.88% due 05/30/22		1,100,000	1,190,750
Republic of South Africa Bonds 10.50% due 12/21/26	ZAR	6,800,000	1,230,575
Republic of South Korea Bonds 7.13% due 04/16/19		1,000,000	1,190,907
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		630,000	638,663
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		1,000,000	1,232,500
Republic of the Philippines Senior Notes 9.50% due 02/02/30		1,570,000	2,260,800
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		865,000	1,329,937
Republic of Turkey Senior Notes 6.75% due 05/30/40		1,710,000	1,863,900
Republic of Turkey Senior Notes 6.88% due 03/17/36		2,175,000	2,425,125
Republic of Turkey Senior Notes 7.00% due 06/05/20		1,470,000	1,697,850
Republic of Turkey Senior Notes 7.38% due 02/05/25		2,160,000	2,559,600
Republic of Turkey Senior Notes 7.50% due 11/07/19		690,000	821,100
Republic of Turkey Senior Notes 8.00% due 02/14/34		611,000	765,278
Republic of Ukraine Bonds 7.75% due 09/23/20*		2,350,000	2,391,125
Republic of Venezuela Bonds 5.75% due 02/26/16		1,015,000	715,575
Republic of Venezuela Bonds 7.65% due 04/21/25		490,000	308,700
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		1,380,000	1,166,100
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		3,922,000	2,921,890
Republic of Venezuela Senior Bonds 9.25% due 05/07/28		1,540,000	1,039,500
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		1,700,000	1,151,750

Russian Federation Senior Bonds 5.00% due 04/29/20*		1,400,000	1,400,000
Russian Federation Senior Bonds 7.50% due 03/31/30(13)		4,382,815	5,068,726
Russian Federation Notes 12.75% due 06/24/28		2,100,000	3,638,250
Swiss Confederation Bonds 3.00% due 05/12/19	CHF	2,790,000	3,320,619
Switzerland Government Bond Bonds 2.50% due 03/12/16	CHF	1,210,000	1,378,370
United Mexican States Senior Notes 5.13% due 01/15/20		1,084,000	1,130,070
United Mexican States Senior Notes 6.05% due 01/11/40		1,220,000	1,247,450
United Mexican States Notes 6.75% due 09/27/34		1,205,000	1,355,625
United Mexican States Bonds 7.25% due 12/15/16	MXN	31,200,000	2,623,326
United Mexican States Senior Notes 7.50% due 04/08/33		840,000	1,031,100
United Mexican States Notes 8.13% due 12/30/19		950,000	1,208,875
United Mexican States Senior Bonds 8.30% due 08/15/31		1,430,000	1,887,600

Total Foreign Government Agencies (cost $145,059,342)			150,097,501

U.S. GOVERNMENT AGENCIES — 10.2%
Federal Home Loan Mtg. Corp. — 5.9%
4.50% due 02/01/20		98,564	103,924
4.50% due 08/01/20		198,550	209,346
4.50% due 01/01/39		396,676	406,865
5.00% due 09/01/18		236,811	252,537
5.00% due 07/01/20		357,472	380,763
5.00% due 01/01/24		548,265	579,191
5.00% due 02/01/34		237,294	250,504
5.00% due 03/01/34		1,740,071	1,834,757
5.00% due 05/01/34		180,565	191,519
5.00% due 02/01/35		321,416	338,906
5.00% due 07/01/35		512,700	540,278
5.00% due 08/01/35		536,448	565,304
5.00% due 04/01/36		290,874	306,520
5.00% due 05/01/36		180,710	189,865
5.00% due 08/01/36		242,441	254,725
5.00% due 03/01/39		1,380,478	1,451,250
5.00% due 08/01/39		3,161,232	3,322,431
5.50% due 05/01/37		833,266	890,587
5.50% due 06/01/37		233,812	249,458
5.50% due 09/01/37		699,360	746,158
5.50% due 10/01/37		2,659,616	2,837,585
5.50% due 11/01/37		877,279	947,496
5.50% due 12/01/37		671,522	716,457
5.50% due 01/01/38		1,643,513	1,756,571
5.50% due 02/01/38		494,497	527,587
5.50% due 07/01/38		418,590	446,600
6.00% due 10/01/37		729,320	790,805
6.00% due 12/01/37		1,500,000	1,626,457
6.00% due 10/01/39		1,896,935	2,055,669
6.50% due 05/01/29		3,954	4,446
6.50% due 02/01/35		95,429	106,854
6.50% due 11/01/37		3,383,095	3,754,314
7.00% due 06/01/29		8,033	9,143
Federal Home Loan Mtg. Corp. REMIC
Series 3116, Class PD
5.00% due 10/15/34(14)		3,000,000	3,202,824
Series 3572, Class JS
6.54% due 09/15/39		7,486,459	1,103,277
Series 41, Class F
10.00% due 05/15/20(14)		7,085	7,990
Series 1103, Class N
11.57% due 06/15/21(14)		4,078	776

			32,959,739

Federal National Mtg. Assoc. — 3.6%
2.13% due 01/25/13		369,000	369,317
4.00% due 06/01/39		883,171	881,114
4.00% due 09/01/40		1,487,853	1,481,599
4.50% due 06/01/19		249,872	264,396
4.50% due 11/01/22		458,316	483,523
4.50% due 06/01/23		445,198	467,458
4.50% due 01/01/39		2,819,058	2,896,312
4.50% due 07/01/40		1,985,340	2,047,192
4.50% due 08/01/40		2,878,688	2,957,576
5.00% due 06/01/19		126,618	135,422
5.00% due 01/01/23		89,035	94,502
5.00% due 03/01/34		168,244	177,734
5.00% due 05/01/35		87,726	92,619
5.00% due 02/01/37		152,501	160,505
5.00% due 04/01/37		624,090	656,754
5.00% due 05/01/37		209,840	220,823
5.00% due 06/01/37		13,366	14,066
5.00% due 07/01/37		179,873	189,288
5.50% due 11/01/19		832,158	898,341
5.50% due 08/01/20		184,719	199,179
5.50% due 11/01/22		335,420	360,872
5.50% due 08/01/23		247,928	266,741
5.50% due 01/01/29		5,127	5,539
5.50% due 02/01/35		293,328	315,445
5.50% due 12/01/35		420,282	451,970
5.50% due 12/01/36		299,838	321,508
5.50% due 04/01/37		149,780	160,371
5.50% due 03/01/38		20,413	21,853
6.00% due 02/01/32		70,502	77,665
6.00% due 05/01/34		10,326	11,327
6.00% due 10/01/34		279,506	307,559
6.00% due 06/01/35		85,566	93,378
6.00% due 07/01/37		2,473,458	2,691,531
6.00% due 08/01/37		121,171	131,854
6.00% due 10/01/37		358,521	393,044
6.50% due 02/01/35		41,878	46,722
7.50% due 01/01/30		8,696	9,972
7.50% due 09/01/30		3,034	3,482
8.00% due 11/01/28		13,454	15,532
13.00% due 11/15/15		597	684
Federal National Mtg. Assoc. REMIC
Series 1989-2, Class D
8.80% due 01/25/19(14)		23,649	28,932
Series 1989-17, Class E
10.40% due 04/25/19(14)		1,693	2,103

			20,405,804

Government National Mtg. Assoc. — 0.7%
5.00% due 04/15/40	3,847,547	4,119,668
7.50% due 07/15/27	9,070	10,468
7.50% due 10/15/27	56,865	65,631

		4,195,767

Total U.S. Government Agencies
(cost $55,225,678)		57,561,310

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Bonds — 0.1%
3.88% due 08/15/40	495,000	455,941

United States Treasury Notes — 0.1%
1.38% due 11/30/15	290,000	281,821
2.63% due 11/15/20	226,000	213,182

		495,003

Total U.S. Government Treasuries
(cost $941,071)		950,944

LOANS(19)(20) — 0.2%
Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC BTL 14.00% due 08/30/11†(2)(3)(6)(10)(18) (cost $1,611,956)	1,644,949	945,681

MUNICIPAL BONDS & NOTES — 0.0%
Texas State Transportation Commission Bonds, Series B 5.18% due 04/01/30
(cost $80,000)	80,000	79,253

COMMON STOCK — 0.2%
Banks-Commercial — 0.1%
Lloyds Banking Group PLC†	600,576	615,187

Food-Misc. — 0.1%
Wornick Co.†(2)(3)(6)	4,592	314,828

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.† (2)(3)(6)	2,441	33,710

Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.† (2)(3)	138,937	90,031

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(6)(16)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.† (2)(3)(6)	4,107	0

Multimedia — 0.0%
Haights Cross Communication, Inc.† (2)(3)(6)	47,723	170,610

Total Common Stock
(cost $1,453,072)		1,225,008

PREFERRED STOCK — 1.2%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*	12,063	646,502

Banks-Super Regional — 0.2%
US Bancorp 7.19%	685	534,471
Wachovia Capital Trust IX 6.38%	12,800	315,904

		850,375

Diversified Banking Institutions — 0.7%
Ally Financial, Inc. 7.00%*	2,538	2,398,648
HSBC Holdings PLC 8.00%	9,360	249,444
Goldman Sachs Group, Inc. 6.13%	48,000	1,111,200

		3,759,292

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%	8,582	217,468

Finance-Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXIX 6.70%	19,440	496,497

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac FRS 8.38%	11,300	7,108

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(2)(3)(6)	39,177	196

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	29,200	601,520

Total Preferred Stock
(cost $6,439,764)		6,578,958

WARRANTS †— 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(2)(3)	6,739	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(2)(3)	325	16,250

Total Warrants
(cost $6,977)		16,250

Total Long-Term Investment Securities
(cost $537,768,977)		546,907,380

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/03/11 (cost $4,474,000)	4,474,000	4,474,000

REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co., Joint Repurchase Agreement (15) (cost $2,673,000)	2,673,000	2,673,000

TOTAL INVESTMENTS (cost $544,915,977) (17)	98.8%	554,054,380
Other assets less liabilities	1.2	6,593,264

NET ASSETS	100.0%	$560,647,644

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $119,752,899 representing 21.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $2,970,373 representing 0.6% of net assets.

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Bond is in default and did not pay principal at maturity.

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Critical Care Systems International, Inc.
Common Stock	07/20/2006	$4,107	$37,181	$0	$0.00	0.00%
Haights Cross Communications
Common Stock	03/11/2010	47,723	373,272	170,610	3.58	0.03
ICO North America, Inc.
7.50% due 08/15/09	08/11/2005	200,000	200,000
	04/19/2006	65,000	80,925
	03/05/2008	10,000	10,000
	09/11/2008	11,000	11,000
	02/27/2009	11,000	11,000

		297,000	312,925	302,940	102.00	0.05

Shreveport Gaming Holdings, Inc.
Common Stock	07/29/2005	2,047	47,128
	07/21/2005	394	9,051

		2,441	56,179	33,710	13.81	0.01

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	08/31/2007	1,500,000	1,467,009
	10/31/2007	3,875	3,875
	01/10/2008	11,404	11,404
	04/04/2008	11,239	11,238
	07/03/2008	11,449	11,449
	10/09/2008	11,534	11,534
	01/06/2009	11,751	11,750
	04/07/2009	11,579	11,579
	07/01/2009	11,796	11,796
	10/01/2009	11,885	11,885
	12/22/2010	48,437	48,437

		1,644,949	1,611,956	945,681	57.49	0.17

Triax Pharmaceuticals LLC
Common Stock	08/31/2007	128,418	53,936	642	0.00	0.00

Triax Pharmaceuticals LLC
Preferred Stock	08/31/2007	39,177	78,353	196	0.01	0.00

Wornick Co.
Common Stock	08/08/2008	4,592	596,039	314,828	68.56	0.06

				$1,768,607		0.32%

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)	Income may be received in cash or additional bonds at the discretion of the issuer.

(10)	Bond in default

(11)	Company has filed for Chapter 7 bankruptcy.

(12)	Company has filed for bankruptcy in country of issuance.

(13) “Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2010.

(14)	Collateralized Mortgage Obligation

(15)	See Note 2 for details of Joint Repurchase Agreements.

(16)	Consists of more than one type of securities traded together as a unit.

(17)	See Note 3 for cost of investments on a tax basis.

(18)	A portion of the interest was paid in additional bonds/loans.

(19)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(20)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(21)	Bond in default subsequent to December 31, 2010.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

HUF — Hungarian Forint

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

PEN — Peruvian Nuevo Sol

SEK — Swedish Krona

ZAR — South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$25,343,124	$—	$25,343,124
Convertible Bonds & Notes	—	—	302,940	302,940
U.S. Corporate Bonds & Notes	—	245,323,096	8,384,479	253,707,575
Foreign Corporate Bonds & Notes	—	50,098,836	0	50,098,836
Foreign Government Agencies	—	150,097,501	—	150,097,501
U.S. Government Agencies	—	57,561,310	—	57,561,310
U.S. Government Treasuries	—	950,944	—	950,944
Loans	—	—	945,681	945,681
Municipal Bonds & Notes	—	79,253	—	79,253
Common Stock	615,187	—	609,821	1,225,008
Preferred Stock	6,578,762	—	196	6,578,958
Warrants	—	—	16,250	16,250
Short-Term Investment Securities
Time Deposits	—	4,474,000	—	4,474,000
Repurchase Agreement	—	2,673,000	—	2,673,000

Total	$7,193,949	$536,601,064	$10,259,367	$554,054,380

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 3/31/2010	$207,900	$5,723,382	$0	$2,472,826	$785,034	$392	$0
Accrued discounts/premiums	—	962	—	36,416	—	—	—
Realized gain(loss)	—	(1,785,789)	77,900	115,828	(64,600)	—	(39,260)
Change in unrealized appreciation(depreciation)(1)	95,040	1,969,468	—	(727,787)	58,487	(196)	48,532
Net purchases(sales)	—	(2,052,285)	(77,900)	(951,602)	(169,100)	—	6,978
Transfers in and/or out of Level 3 (2)	—	4,528,741	0	—	—	—	—

Balance as of 12/31/2010	$302,940	$8,384,479	$0	$945,681	$609,821	$196	$16,250

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$95,040	$82,046	$—	$(588,884)	$21,121	$(196)	$9,272

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2010 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.1%
Airlines — 0.3%
Continental Airlines, Inc. Senior Notes 4.50% due 04/15/15	$325,000	$475,719
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	514,000	1,027,358

Total Convertible Bonds & Notes
(cost $877,437)		1,503,077

U.S. CORPORATE BONDS & NOTES — 81.3%
Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	995,000	610,681

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20*	85,000	87,550

Aerospace/Defense-Equipment — 1.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	705,000	727,912
TransDigm, Inc. Senior Sub. Notes 7.75% due 12/15/18*	1,025,000	1,060,875

		1,788,787

Agricultural Chemicals — 0.6%
CF Industries, Inc. Senior Notes 6.88% due 05/01/18	165,000	176,550
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	540,000	591,300

		767,850

Agricultural Operations — 0.4%
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/15*	555,000	588,300

Alternative Waste Technology — 0.2%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*	255,000	265,838

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20*	320,000	304,000

Athletic Equipment — 0.6%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	700,000	768,250

Auto-Cars/Light Trucks — 1.8%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	2,300,000	2,463,875

Auto/Truck Parts & Equipment-Original — 2.0%
Accuride Corp. Company Guar. Notes 9.50% due 08/01/18*	305,000	330,163
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	705,000	737,606
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	515,000	579,375
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*	145,000	153,700
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	90,000	95,400
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	725,000	781,187

		2,677,431

Auto/Truck Parts & Equipment-Replacement — 1.3%
Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	755,000	775,763
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	657,000	729,270
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	1,650,000	0
UCI Holdco, Inc. FRS Senior Notes 9.25% due 12/15/13(5)	273,937	273,252

		1,778,285

Banks-Commercial — 3.7%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	440,918	445,327
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	440,918	442,020
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	1,129,863	1,134,100
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	3,028,809	3,036,381

		5,057,828

Banks-Money Center — 0.8%
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,100,000	1,113,750

Banks-Mortgage — 0.8%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,065,000	1,104,937

Banks-Super Regional — 0.7%
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	960,000	1,012,800

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Class A 9.25% due 12/15/17	55,000	59,813
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Class B 9.25% due 12/15/17	230,000	251,850

		311,663

Building & Construction Products-Misc. — 0.2%
Roofing Supply Group LLC / Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*	245,000	252,350

Building Products-Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	615,000	634,219

Cable/Satellite TV — 1.7%
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	735,867	877,521
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	240,000	248,400
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	170,000	178,925
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	1,000,000	1,020,000

		2,324,846

Casino Hotels — 3.7%
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,345,172
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	910,000	1,023,750
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20*	155,000	170,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	675,000	776,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	605,000	654,913

		4,970,585

Casino Services — 0.5%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	489,000	0
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	600,000	630,750

		630,750

Cellular Telecom — 2.4%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	405,000	418,163
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	575,000	596,562
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	938,000	839,510
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	645,000	614,362
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	485,000	503,188
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	328,000	328,410

		3,300,195

Chemicals-Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	395,000	407,838
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	471,000	496,905
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	297,000	331,526

		1,236,269

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20*	355,000	375,413

Chemicals-Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	285,000	300,675

Coal — 1.1%
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	225,000	237,375
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	1,201,000	1,282,067

		1,519,442

Computer Services — 1.1%
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	290,000	292,175
SunGard Data Systems, Inc. Senior Notes 7.38% due 11/15/18*	325,000	326,625
SunGard Data Systems, Inc. Senior Notes 7.63% due 11/15/20*	275,000	278,437
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	550,000	606,375

		1,503,612

Consumer Products-Misc. — 0.4%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	210,000	222,075
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	253,000	263,753

		485,828

Containers-Metal/Glass — 0.7%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	780,000	754,650
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	145,000	155,875

		910,525

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	115,000	121,038
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	90,000	95,175
First Data Corp. Senior Sec. Notes 8.25% due 01/15/21*	284,000	272,640
First Data Corp. Senior Sec. Notes 8.75% due 01/15/22*(3)	285,000	275,737
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	64,000	60,960
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(5)	1,433,896	1,358,616
First Data Corp. Senior Notes 12.63% due 01/15/21*	570,000	544,350

		2,728,516

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	745,000	746,862

Direct Marketing — 0.4%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	595,000	490,875

Diversified Banking Institutions — 3.3%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	675,000	707,906
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	630,000	688,275
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,100,000	1,163,250
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,840,000	1,982,600

		4,542,031

Diversified Manufacturing Operations — 1.2%
Harland Clarke Holdings Corp. FRS Company Guar. Notes 6.00% due 05/15/15	500,000	415,625
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	1,225,000	1,163,750

		1,579,375

Diversified Operations/Commercial Services — 0.5%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	700,000	731,500

E-Commerce/Services — 0.1%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	165,000	185,625

Electric-Generation — 1.4%
AES Corp. Senior Notes 8.00% due 10/15/17	805,000	851,287
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	291,450	275,420
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	242,965	245,395
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	441,992	477,352

		1,849,454

Electric-Integrated — 0.8%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	715,000	715,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	289,795	311,530
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	3,525,000	0

		1,026,530

Electronic Components-Semiconductors — 1.1%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	925,000	966,625
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	435,000	478,500

		1,445,125

Enterprise Software/Service — 0.4%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	300,000	313,500
MedAssets, Inc. Senior Notes 8.00% due 11/15/18*	235,000	236,175

		549,675

Finance-Auto Loans — 3.1%
Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	685,000	719,250
Ford Motor Credit Co., LLC Senior Notes 6.63% due 08/15/17	495,000	520,240
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	750,000	872,560
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	1,885,000	2,122,806

		4,234,856

Finance-Consumer Loans — 0.9%
SLM Corp. Senior Notes 8.00% due 03/25/20	211,000	213,934
SLM Corp. Senior Notes 8.45% due 06/15/18	484,000	503,051
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	420,000	462,000

		1,178,985

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	475,000	547,438

Funeral Services & Related Items — 0.4%
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding Company Guar. Notes 10.25% due 12/01/17	575,000	605,188

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	198,000	210,375

Independent Power Producers — 2.4%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	705,000	694,425
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,485,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	715,000	672,100
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	740,000	758,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	750,000	772,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	440,000	426,800

		3,324,325

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/38	965,000	1,025,312

Investment Companies — 0.5%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	625,000	684,375

Investment Management/Advisor Services — 0.1%
Pinafore LLC/Pinafore, Inc. Senior Sec. Notes 9.00% due 10/01/18*	170,000	183,600

Machinery-Farming — 0.9%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	925,000	994,375
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	230,000	251,275

		1,245,650

Machinery-General Industrial — 0.7%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	860,000	920,200

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	840,000	974,400

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18*	650,000	666,250

Medical Products — 0.8%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	473,000	516,753
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(3)	481,000	525,492

		1,042,245

Medical-Hospitals — 4.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,435,000	1,506,750
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	1,030,000	1,102,100
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	550,000	602,250
HCA, Inc. Sec. Notes 9.25% due 11/15/16	875,000	933,516
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,370,000	1,520,700

		5,665,316

Medical-Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Senior Sub. Notes 9.88% due 04/15/17*	660,000	660,000

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	170,000	178,500

Multimedia — 0.1%
Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(1)(2)	187,319	181,465

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(6)(7)	2,150,000	0

Office Automation & Equipment — 0.5%
CDW LLC / CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	545,000	557,262
CDW LLC / CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	115,000	119,313

		676,575

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	475,000	534,375

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	420,000	457,509
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	535,000	559,744
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	375,000	422,812
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	90,000	100,800
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	630,000	680,400

		2,221,265

Oil Field Machinery & Equipment — 0.5%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	25,000	25,875
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	625,000	665,625

		691,500

Oil-Field Services — 1.5%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. 11.13% due 12/15/16	570,000	577,125
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	700,000	777,000
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	655,000	668,100

		2,022,225

Paper & Related Products — 1.8%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	160,000	165,200
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	70,000	69,208
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	290,000	308,850
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	425,000	479,719
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	975,000	996,937
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	385,000	361,900

		2,381,814

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	685,000	705,550

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	565,000	576,300

Pipelines — 2.2%
El Paso Corp. Senior Notes 6.50% due 09/15/20*	545,000	547,725
El Paso Corp. Senior Notes 6.88% due 06/15/14	700,000	743,736
El Paso Corp. Senior Notes 7.00% due 06/15/17	505,000	532,934
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	681,000	701,430
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	535,000	529,650

		3,055,475

Printing-Commercial — 0.5%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	670,000	639,850

Publishing-Periodicals — 0.8%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	175,000	202,125
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(8)	840,000	882,000

		1,084,125

Real Estate Investment Trusts — 0.9%
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20*	1,265,000	1,246,025

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)	2,145,000	9,653

Retail-Arts & Crafts — 0.6%
Michaels Stores, Inc. Senior Notes 7.75% due 11/01/18*	775,000	773,062

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	125,000	137,656
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	375,000	389,532

		527,188

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	371,000	361,725

Retail-Regional Department Stores — 2.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	1,487,000	1,587,372
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	172,000	170,280
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	72,000	69,120
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	233,000	228,923
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	80,000	79,400
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(3)	710,000	743,725

		2,878,820

Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	600,000	684,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(6)(7)	550,000	0

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20	395,000	436,475

Telecom Services — 1.0%
Qwest Corp. Senior Notes 8.38% due 05/01/16	225,000	266,625
West Corp. Senior Notes 7.88% due 01/15/19*	1,120,000	1,139,600

		1,406,225

Telecommunication Equipment — 0.4%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	980,000	597,800

Telephone-Integrated — 3.8%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	2,115,000	2,173,162
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	570,000	612,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	656,000	662,560
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,330,000	1,369,900
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	275,000	288,750

		5,107,122

Television — 0.4%
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	540,000	584,550
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(1)(2)	685,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	635,000	0

		584,550

Theaters — 0.5%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	425,000	453,688
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	215,000	228,975

		682,663

Transport-Marine — 0.6%
Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	785,000	803,644

Web Hosting/Design — 0.8%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	1,000,000	1,145,000

Total U.S. CORPORATE BONDS & NOTES (cost $106,641,841)		110,383,588

FOREIGN CORPORATE BONDS & NOTES — 8.4%
Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	685,000	654,175
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	360,000	361,800

		1,015,975

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	445,000	479,488

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty Ltd. Senior Notes 7.00% due 11/01/15*	345,000	353,625

Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	125,000	132,500

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(6)(11)	4,460,000	0

Investment Companies — 0.4%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	455,000	493,675

Medical-Drugs — 0.4%
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	575,000	583,625

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(2)	2,150,000	0

Multimedia — 1.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,280,000	1,321,600

Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	160,000	164,800

Oil Field Machinery & Equipment — 0.4%
Sevan Marine ASA Sec. Notes 12.00% due 08/10/15	500,000	527,500

Paper & Related Products — 1.0%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	320,000	334,400
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,022,000	1,073,100

		1,407,500

Satellite Telecom — 1.2%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(8)	700,000	721,000
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	915,000	935,588

		1,656,588

Special Purpose Entities — 1.7%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(9)(11)	1,025,000	2,562
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	2,520,000	2,293,200

		2,295,762

Telecom Services — 0.7%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	810,000	913,275

Total Foreign Corporate Bonds & Notes (cost $16,293,799)		11,345,913

LOANS(12)(13) — 5.3%
Auto/Truck Parts & Equipment-Original — 0.8%
Federal Mogul Corp. Tranche B 2.28% due 12/29/14(2)	669,330	625,944
Federal Mogul Corp. Tranche B 2.28% due 12/27/15(2)	85,746	80,187
Federal Mogul Corp. Term Loan B D6 2.29% due 12/27/15(2)	17,149	16,037
Federal Mogul Corp. Term Loan B A2 2.29% due 12/27/15(2)	42,873	40,094
Federal Mogul Corp. Tranche C F1 2.29% due 12/27/15(2)	51,447	48,113
Federal Mogul Corp. Term Loan C 2.29% due 12/27/15(2)	364,419	340,797

		1,151,172

Beverages-Non-alcoholic — 0.3%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(9)(10)	1,200,000	375,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. 12.25% due 08/15/13(1)(2)(5)	1,508,872	13,203

Casino Services — 1.2%
Herbst Gaming, Inc. 5.50% due 12/31/15(2)	410,185	371,140
Holding Gaming Borrower LP 9.25% due 02/19/13(2)	995,000	1,039,775

		1,410,915

Commercial Services — 0.6%
Vertrue, Inc. 7.54% due 08/14/15(2)	1,010,000	810,525

Containers-Paper/Plastic — 0.6%
Consolidated Container Company 5.88% due 09/28/14(2)	1,000,000	845,000

Electric-Integrated — 0.6%
Texas Competitive Electric Holdings Co. LLC 3.85% due 10/10/14(2)	1,057,268	832,598

Medical-Drugs — 0.7%
Triax Pharmaceuticals LLC 14.00% due 08/31/11†(1)(2)(9)(14)	1,644,949	945,681

Theaters — 0.6%
AMC Entertainment Holdings, Inc. 5.54% due 06/15/12(2)	771,884	750,657

Total Loans (cost $10,030,897)		7,134,751

COMMON STOCK — 0.9%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†	692	22,490

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(2)	77	0
Greektown, Inc.(1)(2)	370	0

		0

Food-Misc. — 0.4%
Wornick Co.†(1)(2)	7,270	498,431

Gambling (Non-Hotel) — 0.1%
Shreveport Gaming Holdings, Inc.†(1)(2)	14,150	195,412

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc.†(1)(2)	192,375	124,659

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(15)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	69,700	0

Multimedia — 0.1%
Haights Cross Communication, Inc.†(1)(2)	19,388	69,312

Paper & Related Products — 0.2%
Caraustar Industries, Inc.†(1)(2)	73	329,242

Total Common Stock (cost $3,096,832)		1,240,188

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.(2) (cost $232,721 )	23,439	200,486

CONVERTIBLE PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.3%
General Motors Co., Series B 4.75% (cost $405,000)	8,100	438,291

PREFERRED STOCK — 0.2%
Diversified Financial Services — 0.2%
Citigroup Capital XIII FRS 7.88%	10,000	269,100

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	39,177	196

Total Preferred Stock (cost $328,353)		269,296

WARRANTS† — 0.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)(2)	3,355	1,174
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)(2)	2,517	881

		2,055

Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	3,250	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(1)(2)	327	16,350

Total Warrants (cost $3,365)		18,405

Total Long-Term Investment Securities (cost $137,910,245)		132,533,995

REPURCHASE AGREEMENTS — 1.3%
Repurchase Agreements — 1.3%
Bank of America Securities Joint Repurchase Agreement(16)	$860,000	860,000
UBS Securities LLC Joint Repurchase Agreement(16)	965,000	965,000

Total Repurchase Agreements (cost $1,825,000)		1,825,000

TOTAL INVESTMENTS (cost $139,735,245)(17)	98.9%	134,358,995
Other assets less liabilities	1.1	1,491,751

NET ASSETS	100.0%	$135,850,746

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $33,248,130 representing 24.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $11,108,173 representing 8.2% of net assets.
(3)	Income may be received in cash or additional bonds at the discretion of the issuer.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Bond is in default and did not pay principal at maturity.
(7)	Company has filed for Chapter 7 bankruptcy protection.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Security in default
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	Company has filed for bankruptcy in country of issuance.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	A portion of the interest is paid in the form of additional bonds/loans.
(15)	Consist of more than one class of securities traded together as a unit.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 3 for cost of investments on a tax basis.

FRS - Floating Rate Securities

The rates shown on FRS are the current interest rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,503,077	$—	$1,503,077
U.S. Corporate Bonds & Notes	—	106,150,574	4,233,014	110,383,588
Foreign Corporate Bonds & Notes	—	11,345,913	0	11,345,913
Loans	—	1,983,770	5,150,981	7,134,751
Common Stock	22,490	—	1,217,698	1,240,188
Membership Interest Certificates	—	—	200,486	200,486
Convertible Preferred Stock	438,291	—	—	438,291
Preferred Stock	269,100	—	196	269,296
Warrants	2,055	—	16,350	18,405
Repurchase Agreements	—	1,825,000	—	1,825,000

Total	$731,936	$122,808,334	$10,818,725	$134,358,995

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
Balance as of 3/31/2010	$3,648,860	$0	$5,950,256	$916,380	$—	$392	$0
Accrued discounts/premiums	248	—	136,377	—	—	—	—
Realized gain(loss)	(1,410,578)	—	(1,523)	—	—	—	(129,004)
Change in unrealized appreciation(depreciation)(1)	1,475,418	—	(785,654)	(209,424)	(32,235)	(196)	141,989
Net purchases(sales)	(1,187,310)	—	(993,475)	510,742	232,721	—	3,365
Transfers in and/or out of Level 3 (2)	1,706,376	0	845,000	—	—	—	—

Balance as of 12/31/2010	$4,233,014	$0	$5,150,981	$1,217,698	$200,486	$196	$16,350

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
$16,752	$—	$(1,082,570)	$(209,424)	$(32,235)	$(196)	$12,985

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — December 31, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
MUNICIPAL BONDS & NOTES — 98.9%
Arizona — 2.0%
Arizona Health Facilities Authority Revenue Bonds 5.50% due 01/01/31	$1,325,000	$1,321,807

California — 4.5%
East Bay California Municipal Utility District Water System Revenue Series A 5.00% due 06/01/32(1)	2,500,000	2,538,200
University of California Revenues Series J 4.50% due 05/15/35(1)	500,000	428,440

		2,966,640

Colorado — 10.2%
Aurora Colorado Water Improvement Revenue Series A 5.00% due 08/01/36(1)	3,000,000	3,006,540
Regional Transportation District Colorado Sales Tax Revenue Series A 4.50% due 11/01/35(1)	1,375,000	1,253,904
Regional Transportation District Colorado Sales Tax Revenue Series A 5.00% due 11/01/28(1)	2,500,000	2,561,950

		6,822,394

Connecticut — 4.2%
State of Connecticut, Refunded Series B 5.00% due 06/01/14(1)	2,500,000	2,796,475

Georgia — 3.3%
Georgia Municipal Electric Authority Power Revenue Series Y 6.40% due 01/01/13(1)	85,000	89,138
Henry County Georgia School District General Obligation 4.38% due 08/01/24(1)	2,075,000	2,104,237

		2,193,375

Hawaii — 3.0%
Honolulu Hawaii City & County Board Water Supply Water System Revenue Series A 4.75% due 07/01/31(1)	2,000,000	1,979,320

Massachusetts — 19.8%
Massachusetts State School Building Authority Series A 5.00% due 08/15/24(1)	3,000,000	3,119,940
Massachusetts State Water Resources Authority Revenue Bonds Series A 5.00% due 08/01/24(1)	3,910,000	4,167,474
Massachusetts State Series C 5.25% due 08/01/24(1)	2,300,000	2,506,241
University of Massachusetts Building Authority Project Revenue Series 04-1 5.25% due 11/01/27(1)	3,000,000	3,440,400

		13,234,055

Missouri — 3.0%
Missouri State Health & Educational Facilities Authority Series 2003 - B 5.50% due 11/15/32(1)	2,000,000	2,026,580

New Jersey — 10.6%
Garden State Preservation Trust New Jersey Open Space & Farmland Series A 5.80% due 11/01/17(1)	2,500,000	2,884,775
New Jersey Economic Development Authority Revenue Bond, School Facility Construction VRS 5.00% due 09/01/27(1)	2,000,000	2,169,200
New Jersey State Transportation Transit Fund Authority Series C zero coupon due 12/15/25(1)	5,000,000	2,020,950

		7,074,925

New Mexico — 4.2%
New Mexico Finance Authority Transportation Series A 5.25% due 06/15/21(1)	2,500,000	2,831,550

New York — 16.3%
City of Niagara Falls New York General Obligation 7.50% due 03/01/13(1)	410,000	454,018
City of Niagara Falls New York Prerefunded General Obligation 7.50% due 03/01/13(1)	35,000	40,058
City of Niagara Falls New York General Obligation 7.50% due 03/01/14(1)	510,000	583,715
City of Niagara Falls New York Prerefunded General Obligation 7.50% due 03/01/14(1)	45,000	54,000
New York New York City Municipal Water Finance Authority Water & Sewer Revenue Fiscal 2009 - Series A 5.75% due 06/15/40	2,600,000	2,731,430
New York State Thruway Authority Series G 5.25% due 01/01/27(1)	1,500,000	1,563,195
Port Authority New York & New Jersey Revenue Bonds 4.50% due 09/15/39	1,500,000	1,348,575
Sales Tax Asset Receivables Corp. Series A 5.25% due 10/15/27(1)	2,000,000	2,043,080
Triborough Bridge & Tunnel Authority Series A-2 5.25% due 11/15/34	2,000,000	2,021,680

		10,839,751

Ohio — 9.3%
Ohio State Higher Educational Facility Commission Revenue Bonds 5.25% due 01/01/29	1,845,000	1,863,247
Olentangy Local School District Ohio Series A 5.25% due 12/01/27(1)	3,250,000	3,670,453
Woodridge, Ohio, Woodmore Local School District 6.80% due 12/01/14(1)	620,000	678,534

		6,212,234

Pennsylvania — 1.7%
Pennsylvania State Higher Educational Facility Authority Series B 6.00% due 08/15/22	1,000,000	1,118,940

Texas — 6.8%
Austin Texas Water & Wastewater System Series A 5.00% due 11/15/34(1)	2,140,000	2,119,263
Dallas Texas Area Rapid Transportation Sales Tax Revenue 5.00% due 12/01/36(1)	2,500,000	2,429,150

		4,548,413

Total Long-Term Investment Securities (cost $64,388,826)		65,966,459

SHORT-TERM INVESTMENT SECURITIES — 0.6%
MUNICIPAL BONDS & NOTES — 0.6%
Kentucky — 0.2%
Louisville & Jefferson County Kentucky Visitors & Convention Commission VRS Series B 0.30% due 12/01/2022(1)(2)	100,000	100,000

New York — 0.4%
New York NY VRS Subseries H-3 0.31% due 08/01/2022(1)(2)	300,000	300,000

Total Municipal Bonds & Notes (cost $400,000)		400,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund (cost $2,506)	2,505	2,505

Total Short-Term Investment Securities (cost $402,506)		402,505

TOTAL INVESTMENTS — (cost $64,791,332)(3)	99.5%	66,368,964
Other assets less liabilities	0.5	365,426

NET ASSETS —	100.0%	$66,734,390

(1)	All or part of this security is insured by the Assured Guaranty Municipal Corporation (“AGM”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or Ambac Assurance Corporation (“AAC”). The aggregate value is $55,960,780 or 83.9% of Net Assets. On November 8, 2010, Ambac Financial Group, Inc. (“AMBAC”) the parent company of AAC filed for Chapter 11 bankruptcy protection.

(2)	The security’s effective maturity date is less than one year.

(3)	See Note 3 for cost of investments on a tax basis.

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Municipal Bonds & Notes	$—	$65,966,459	$—	$65,966,459
Short-Term Investment Securities:
Municipal Bonds & Notes	—	400,000	—	400,000
Registered Investment Company	—	2,505	—	2,505

Total	$—	$66,368,964	$—	$66,368,964

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary markets exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board.

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements:

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

Fund	Percentage Interest	Principal Amount
High Yield Bond	0.77%	$860,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated December 31, 2010, bearing interest at a rate of 0.10% per annum, with a principal amount of $111,950,000, a repurchase price of $111,950,933, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	09/15/2012	$112,139,000	$114,674,258

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	9.80%	$24,893,000
GNMA	2.56	6,504,000
Strategic Bond	1.05	2,673,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $254,037,000, a repurchase price of $254,037,212, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/31/2015	$254,790,000	$259,121,430

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
High Yield Bond	0.77%	$965,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2010, bearing Interest at a rate of 0.20% per annum, with a principal amount of $124,685,000, a repurchase price of $124,687,078, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.38%	11/15/2019	$124,331,100	$128,228,677

Note 3. Federal Income Taxes:

As of December 31, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$172,947,857	$345,237,378	$547,529,329	$142,008,717	$64,791,984

Appreciation	3,933,090	14,524,805	24,773,538	10,965,020	2,508,392
Depreciation	(2,122,705)	(3,180,026)	(18,248,539)	(18,614,742)	(931,412)

Unrealized appreciation (depreciation) — net	$1,810,385	$11,344,779	$6,524,999	$(7,649,722)	$1,576,980

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: March 1, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2011